CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 589	$ 736
Cost of revenues	167	396
Gross profit	422	340
Operating expenses:
Research and development expenses, net	12,237	10,109
Marketing and business development expenses	471	478
General and administrative expenses	3,593	3,028
Total operating expenses	16,301	13,615
Operating loss	(15,879)	(13,275)
Financial and other income, net	666	324
Loss before taxes on income	(15,213)	(12,951)
Taxes on income	20
Net loss	$ (15,233)	$ (12,951)
Basic and diluted net loss per share	$ (0.3)	$ (0.26)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	50,724,004	50,374,993
Net loss	$ (15,233)	$ (12,951)
Unrealized loss arising during the period on investment in marketable securities	(56)	(57)
Realized gain arising during the period on investment in marketable securities	(277)
Realized gain arising during the period from foreign currency derivative contracts	(24)	(91)
Unrealized gain arising during the period from foreign currency derivative contracts	84	145
Total comprehensive loss	$ (15,506)	$ (12,954)